UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/05

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		D. J. St. Germain Co., Inc.
Address: 	1500 Main Street
		Springfield, MA 01115


13F File Number:  28-06725

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert LaPre'
Title:	Treasurer
Phone:	413-733-5111

Signature, Place, and Date of Signing:

	Robert LaPre'             Springfield, MA            02/14/06


Report Type (Check only one.):

[XX]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	"0"

Form 13F Information Table Entry Total:	67

Form 13F Information Table Value Total:	$602418
					(thousands)


List of Other Included Managers:

"NONE"

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206R102      128  5245.00 SH       SOLE                  5245.00
Aflac Inc                      COM              001055102    17899 385591.00SH       SOLE                385591.00
Alberto-Culver                 COM              013068101     3945 86235.00 SH       SOLE                 86235.00
Altria Group Inc               COM              02209S103      110  1475.00 SH       SOLE                  1475.00
American Electric Power        COM              025537101       77  2075.00 SH       SOLE                  2075.00
American Int'l Group           COM              026874107    33853 496160.00SH       SOLE                496110.00
Automatic Data Proc            COM              053015103    16672 363221.00SH       SOLE                363159.00
Avery Dennison                 COM              053611109      206  3726.00 SH       SOLE                  3726.00
BP Amoco Plc Sponsored Adr     COM              055622104      195  3039.00 SH       SOLE                  3039.00
Bank of America Corp           COM              060505104    15964 345909.00SH       SOLE                345859.00
Baxter International           COM              071813109    18927 502714.00SH       SOLE                502651.00
Bellsouth                      COM              079860102      190  7018.00 SH       SOLE                  7018.00
Berkshire Hills Bancorp        COM              084680107       15   450.00 SH       SOLE                   450.00
Biomet Inc                     COM              090613100    16237 443985.00SH       SOLE                443935.00
Boeing Co                      COM              097023105      183  2600.00 SH       SOLE                  2600.00
Bristol Myers Squibb           COM              110122108      315 13701.00 SH       SOLE                 13701.00
Chevron Corp                   COM              166764100      214  3763.00 SH       SOLE                  3763.00
Chittenden Corp                COM              170228100      688 24743.00 SH       SOLE                 24743.00
Cintas Corp                    COM              172908105    18757 456050.00SH       SOLE                455987.00
Cisco                          COM              17275R102    14790 863878.00SH       SOLE                863753.00
Citigroup Inc                  COM              172967101    19278 397229.00SH       SOLE                397179.00
Coca Cola Co                   COM              191216100    19677 488152.00SH       SOLE                488152.00
Constellation Brands-A         COM              21036P108    14166 540050.00SH       SOLE                540050.00
Dentsply Intl                  COM              249030107    16981 316276.00SH       SOLE                316226.00
Duke Energy Corp               COM              264399106    22956 836281.00SH       SOLE                836169.00
EAFE Int'l                     COM              464287465       55   930.00 SH       SOLE                   930.00
EMC Corp Mass                  COM              268648102      477 35000.00 SH       SOLE                 35000.00
Ecolab                         COM              278865100    15670 432040.00SH       SOLE                431965.00
Equitable Resources            COM              294549100      688 18750.00 SH       SOLE                 18750.00
ExxonMobil Corp                COM              30231G102    35787 637120.00SH       SOLE                637045.00
First Horizon Natl Corp        COM              320517105     9899 257515.00SH       SOLE                257515.00
Gannett Inc                    COM              364730101      876 14460.00 SH       SOLE                 14460.00
General Electric               COM              369604103    27984 798394.00SH       SOLE                798319.00
IBM                            COM              459200101    18896 229883.00SH       SOLE                229883.00
IShares Biotech                COM              464287556     9463 122510.00SH       SOLE                122510.00
Intel Corp                     COM              458140100    29773 1192827.00SH      SOLE               1192677.00
Ishares S&P 600                COM              464287804       52   900.00 SH       SOLE                   900.00
Johnson & Johnson              COM              478160104    21557 358682.00SH       SOLE                358657.00
Kimberly-Clark Corp            COM              494368103     1778 29805.00 SH       SOLE                 29805.00
Kinder Morgan Energy           COM              494550106       67  1400.00 SH       SOLE                  1400.00
Lowes                          COM              548661107     2455 36825.00 SH       SOLE                 36825.00
Manulife Financial Corp        COM              56501R106      291  4944.00 SH       SOLE                  4944.00
McCormick Co                   COM              579780206     7805 252437.00SH       SOLE                252337.00
Medtronic Inc                  COM              585055106    24095 418530.00SH       SOLE                418480.00
Microsoft Corp                 COM              594918104    29642 1133552.00SH      SOLE               1133402.00
Minnesota Mng & Mfg            COM              88579Y101      264  3406.00 SH       SOLE                  3406.00
National Healthcare            COM              636328106       13 30000.00 SH       SOLE                 30000.00
Noble Energy Inc               COM              655044105      484 12000.00 SH       SOLE                 12000.00
Pfizer Inc                     COM              717081103      340 14591.00 SH       SOLE                 14591.00
Procter & Gamble               COM              742718109    19775 341663.00SH       SOLE                341613.00
Silver Standard Resources      COM              82823L106      230 15000.00 SH       SOLE                 15000.00
Southern Co                    COM              842587107      137  3975.00 SH       SOLE                  3975.00
Southwest Airlines             COM              844741108    16783 1021503.00SH      SOLE               1021391.00
Spdr Tr Unit Ser 1             COM              78462F103     1739 13970.00 SH       SOLE                 13970.00
Staples Inc                    COM              855030102      407 17900.00 SH       SOLE                 17900.00
Streettracks Gold Trust        COM              863307104      502  9725.00 SH       SOLE                  9725.00
Sysco Corp                     COM              871829107    13861 446405.00SH       SOLE                446355.00
TCF Financial Corp             COM              872275102     2787 102675.00SH       SOLE                102675.00
Tyco Intl Ltd                  COM              902124106      440 15250.00 SH       SOLE                 15250.00
United Financial Bancorp       COM              91030R103       86  7475.00 SH       SOLE                  7475.00
United Healthgroup Inc         COM              91324P102    22462 361469.00SH       SOLE                361469.00
United Technologies            COM              913017109     1037 18546.00 SH       SOLE                 18546.00
Verizon Communications         COM              92343V104       69  2300.00 SH       SOLE                  2300.00
Wal-Mart Stores Inc            COM              931142103    12354 263975.00SH       SOLE                263975.00
Walt Disney                    COM              254687106    18753 782340.00SH       SOLE                782227.00
Washington Mutual Inc          COM              939322103       79  1825.00 SH       SOLE                  1825.00
Xcel Energy Inc                COM              98389B100       85  4600.00 SH       SOLE                  4600.00